Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-33811
Entity Registrant Name	Navios Maritime Partners L.P.
Entity Central Index Key	0001415921
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	85 Akti Miaouli
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18538
Title of 12(b) Security	Common Units
Trading Symbol	NMM
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	28,665,121
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Navios Maritime Partners L.P. (the “Company”) as of December 31, 2025 and 2024 the related consolidated statements of comprehensive income, changes in partners’ capital and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated March 12, 2026 expressed an unqualified opinion thereon.

Auditor Location	Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	300 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	908-3946
Contact Personnel Name	Todd E. Mason